Supplement dated January 18, 2012 to the

PNC Balanced Allocation Fund Class A and Class C Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

A.  The last sentence of the italicized legend on the cover of PNC Balanced Allocation Fund Class A and Class C Shares Summary Prospectus (the “Summary Prospectus”) is deleted and replaced with the following:

The Fund’s Prospectus, dated September 30, 2011, as supplemented January 18, 2012, and Statement of Additional Information, dated September 30, 2011, as supplemented October 7, 2011 and January 18, 2012, are incorporated by reference into this Summary Prospectus.

B.  Effective January 18, 2012, under the section entitled “Portfolio Managers” on page 4 of the Summary Prospectus, the portfolio management team for PNC Balanced Allocation Fund should be deleted and replaced with the following:

Name	Years as Fund Portfolio Manager	Title
Andrew D. Harding	11	Managing Director and Chief Investment Officer of Taxable Fixed Income
Edward A. Johnson, CFA	7	Portfolio Manager
Gordon A. Johnson	6	Managing Director
Michael E. Santelli, CFA, CPA	1	Managing Director
Alex L. Vallecillo, CFA	1	Senior Portfolio Manager
Douglas J. Roman, CFA, CMT	2	Director of Equity Management
Ruairi G. O’Neill, CFA	—	Portfolio Manager
Martin C. Schulz, J.D.	13	Managing Director

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-BALAC-0112

Supplement dated January 18, 2012 to the

PNC Balanced Allocation Fund Class I Shares Summary Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned summary prospectus and should be read in conjunction with such summary prospectus.

A.  The last sentence of the italicized legend on the cover of PNC Balanced Allocation Fund Class I Shares Summary Prospectus (the “Summary Prospectus”) is deleted and replaced with the following:

The Fund’s Prospectus, dated September 30, 2011, as supplemented January 18, 2012, and Statement of Additional Information, dated September 30, 2011, as supplemented October 7, 2011 and January 18, 2012, are incorporated by reference into this Summary Prospectus.

B.  Effective January 18, 2012, under the section entitled “Portfolio Managers” on page 3 of the Summary Prospectus, the portfolio management team for PNC Balanced Allocation Fund should be deleted and replaced with the following:

Name	Years as Fund Portfolio Manager	Title
Andrew D. Harding	11	Managing Director and Chief Investment Officer of Taxable Fixed Income
Edward A. Johnson, CFA	7	Portfolio Manager
Gordon A. Johnson	6	Managing Director
Michael E. Santelli, CFA, CPA	1	Managing Director
Alex L. Vallecillo, CFA	1	Senior Portfolio Manager
Douglas J. Roman, CFA, CMT	2	Director of Equity Management
Ruairi G. O’Neill, CFA	—	Portfolio Manager
Martin C. Schulz, J.D.	13	Managing Director

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-BALI-0112

Supplement dated January 18, 2012 to

PNC Equity Funds Class A and Class C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.  Effective January 18, 2012, under the section entitled “Portfolio Managers” on page 4 of PNC Equity Funds Class A and Class C Shares Prospectus, the portfolio management team shown for PNC Balanced Allocation Fund is deleted and replaced with the following:

Name	Years as Fund Portfolio Manager	Title
Andrew D. Harding	11	Managing Director and Chief Investment Officer of Taxable Fixed Income
Edward A. Johnson, CFA	7	Portfolio Manager
Gordon A. Johnson	6	Managing Director
Michael E. Santelli, CFA, CPA	1	Managing Director
Alex L. Vallecillo, CFA	1	Senior Portfolio Manager
Douglas J. Roman, CFA, CMT	2	Director of Equity Management
Ruairi G. O’Neill, CFA	—	Portfolio Manager
Martin C. Schulz, J.D.	13	Managing Director

B.  Effective January 18, 2012 under the section entitled “Portfolio Management Teams” on page 50 of PNC Equity Funds Class A and Class C Shares Prospectus, the portfolio management team shown for PNC Balanced Allocation Fund is deleted and replaced with the following:

Name	Business Experience
Balanced Allocation Fund

Andrew D. Harding Managing Director and Chief Investment Officer of Taxable Fixed Income Years with the Adviser: 11 Industry experience: 30 years	Mr. Harding has primary responsibility for taxable fixed income strategy and performance at the Adviser. Mr. Harding has been with the Adviser since 2000.

Edward A. Johnson, CFA Portfolio Manager Years with the Adviser: 7 Industry experience: 14 years

Mr. Johnson is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund.

Mr. Johnson has been with the Adviser since 2004. From 2000 to 2004, Mr. Johnson was a founding member of Volaris Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston.

Michael E. Santelli, CFA, CPA Managing Director Years with the Adviser: 16 Industry experience: 20 years	Mr. Santelli is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund. Mr. Santelli has been with the Adviser since 1995.

Alex L. Vallecillo, CFA Senior Portfolio Manager	Mr. Vallecillo is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund.

Years with the Adviser: 15 Industry experience: 16 years	Mr. Vallecillo has been with the Adviser since 1996.

Gordon A. Johnson Managing Director Years with the Adviser: 6 Industry experience: 26 years

Mr. Johnson is responsible for portfolio management and research for the small cap portion of the Balanced Allocation Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Johnson was the President and Chief Investment Officer of Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1985.

Douglas J. Roman, CFA, CMT Director of Equity Management Years with the Adviser and affiliated entities: 9 Industry experience: 24 years

Mr. Roman is responsible for portfolio management and research for the large cap growth portion of the Balanced Allocation Fund.

Prior to joining PNC in 2002, Mr. Roman worked for Penn Street Advisors, Inc., the Penn Street Funds, The Vanguard Group, Rittenhouse Financial Services and CoreStates Investment Advisors.

Ruairi G. O’Neill, CFA Protfolio Manager Years with the Adviser and affilated entities: 13 Industry experience: 16 years

Mr. O’Neill is responsible for portfolio management and research for the large cap value dividend focus portion of the Balanced Allocation Fund.

Prior to joining PNC in June 1998, Mr. O’Neill served with PNC Bank’s former affiliate, PNC Global Investment Servicing at the company’s international offices in Dublin, Ireland.

Martin C. Schulz, J.D. Managing Director Years with the Adviser: 13 Industry experience: 16 years	Mr. Schulz is responsible for portfolio management and research for the international portion of the Balanced Allocation Fund. Mr. Schulz has been with the Adviser since 1998.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0112

Supplement dated January 18, 2012 to

PNC Equity Funds Class I Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.  Effective January 18, 2012, under the section entitled “Portfolio Managers” on page 3 of PNC Equity Funds Class I Shares Prospectus, the portfolio management team shown for PNC Balanced Allocation Fund is deleted and replaced with the following:

Name	Years as Fund Portfolio Manager	Title
Andrew D. Harding	11	Managing Director and Chief Investment Officer of Taxable Fixed Income
Edward A. Johnson, CFA	7	Portfolio Manager
Gordon A. Johnson	6	Managing Director
Michael E. Santelli, CFA, CPA	1	Managing Director
Alex L. Vallecillo, CFA	1	Senior Portfolio Manager
Douglas J. Roman, CFA, CMT	2	Director of Equity Management
Ruairi G. O’Neill, CFA	—	Portfolio Manager
Martin C. Schulz, J.D.	13	Managing Director

B.  Effective January 18, 2012, under the section entitled “Portfolio Management Teams” on page 44 of PNC Equity Funds Class I Shares Prospectus, the portfolio management team shown for PNC Balanced Allocation Fund is deleted and replaced with the following:

Name	Business Experience
Balanced Allocation Fund

Andrew D. Harding Managing Director and Chief Investment Officer of Taxable Fixed Income Years with the Adviser: 11 Industry experience: 30 years	Mr. Harding has primary responsibility for taxable fixed income strategy and performance at the Adviser. Mr. Harding has been with the Adviser since 2000.

Edward A. Johnson, CFA Portfolio Manager Years with the Adviser: 7 Industry experience: 14 years

Mr. Johnson is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund.

Mr. Johnson has been with the Adviser since 2004. From 2000 to 2004, Mr. Johnson was a founding member of Volaris Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First Boston.

Michael E. Santelli, CFA, CPA Managing Director Years with the Adviser: 16 Industry experience: 20 years	Mr. Santelli is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund. Mr. Santelli has been with the Adviser since 1995.

Alex L. Vallecillo, CFA Senior Portfolio Manager Years with the Adviser: 15 Industry experience: 16 years	Mr. Vallecillo is responsible for portfolio management and research for the large cap value portion of the Balanced Allocation Fund. Mr. Vallecillo has been with the Adviser since 1996.

Gordon A. Johnson Managing Director Years with the Adviser: 6 Industry experience: 26 years

Mr. Johnson is responsible for portfolio management and research for the small cap portion of the Balanced Allocation Fund.

Prior to Investment Counselors’ merger with the Adviser on December 31, 2005, Mr. Johnson was the President and Chief Investment Officer of Investment Counselors, the former sub-adviser to the Small Cap Fund, since 1985.

Douglas J. Roman, CFA, CMT Director of Equity Management Years with the Adviser and affiliated entities: 9 Industry experience: 24 years

Mr. Roman is responsible for portfolio management and research for the large cap growth portion of the Balanced Allocation Fund.

Prior to joining PNC in 2002, Mr. Roman worked for Penn Street Advisors, Inc., the Penn Street Funds, The Vanguard Group, Rittenhouse Financial Services and CoreStates Investment Advisors.

Ruairi G. O’Neill, CFA Protfolio Manager Years with the Adviser and affilated entities: 13 Industry experience: 16 years

Mr. O’Neill is responsible for portfolio management and research for the large cap value dividend focus portion of the Balanced Allocation Fund.

Prior to joining PNC in June 1998, Mr. O’Neill served with PNC Bank’s former affiliate, PNC Global Investment Servicing at the company’s international offices in Dublin, Ireland.

Martin C. Schulz, J.D. Managing Director Years with the Adviser: 13 Industry experience: 16 years	Mr. Schulz is responsible for portfolio management and research for the international portion of the Balanced Allocation Fund. Mr. Schulz has been with the Adviser since 1998.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0112

Supplement dated January 18, 2012 to the

PNC Funds Statement of Additional Information (“SAI”)

Dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned SAI and should be read in conjunction with the SAI.

A.  The first paragraph under the section entitled “Lending of Portfolio Securities” on page 20 of the SAI is deleted in its entirety and replaced with the following:

Each of the Equity Funds and Fixed Income Funds may lend securities to broker-dealers, banks or other institutional borrowers pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to at least 102% and 105% of the market value at all times of the domestic U.S. and international loaned securities, respectively.  Such loans will not be made if, as a result, the aggregate value of all outstanding securities loans combined with any other deemed borrowings of a Fund exceed 50% of the value of its total assets.  When a Fund lends its portfolio securities, the collateral (i.e., the cash or securities that the Fund is obligated to return) can be included as part of the Fund’s total assets in calculating the percentage of the Fund’s total assets on loan.  Collateral must be valued daily by the Adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase.  During the time portfolio securities are on loan, the borrower pays the Fund involved any dividends or interest paid on such securities.  Loans are subject to termination by the Fund or the borrower at any time.  While a Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the PNC Funds’ Board of Trustees.

B. The sections entitled “Valuation of Debt Securities” and “Valuation of Equity Securities” on page 51 of the SAI are deleted in their entirety and replaced with the following:

Valuation of Debt Securities

Assets of the Funds (other than the Money Market Funds) invested in debt securities are valued by an independent pricing service (“Service”) approved by the Board of Trustees.  When, in the judgment of the Service, quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by the Service from dealers in such securities).  The Funds, under supervision of the Board of Trustees, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities.  See “Net Asset Value — Other” below.  Other investments are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.  The Service may also employ electronic data processing techniques and matrix systems to determine value.  Short-term securities are valued at amortized cost, which approximates market value.  The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Valuation of Equity Securities

In determining market value for equity securities, the assets of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time).  Securities quoted on the NASDAQ National Market System are valued at the official closing price.  Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices.  Equity securities for which there were no transactions, and for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices.

C.  The section entitled “Trustees and Officers” in the SAI on page 75 through to the first paragraph at the top of page 80 is deleted in its entirety and replaced with the following:

TRUSTEES AND OFFICERS

The business and affairs of PNC Funds are managed under the direction of PNC Funds’ Board of Trustees in accordance with Delaware law and PNC Funds’ Agreement and Declaration of Trust.  Information pertaining to the Trustees and officers of PNC Funds is set forth below.  None of the Trustees are affiliated with the Adviser or its affiliates and none of the Trustees are “interested persons” as defined under Section 2(a)(19) of the 1940 Act.  The Trustees and officers of the Funds are Trustees/Directors and officers of other registered investment companies managed, advised, administered or distributed by the Adviser or its affiliates.  A list of the Trustees and officers of PNC Funds and a brief statement of their present positions and principal occupations during the past five years are set out below.

Name, Address(1) Age and Date of Birth	Position Held With the Fund and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years(4)
Dorothy A. Berry – 68 Date of Birth: 9/12/43	Trustee since April 2006	President, Talon Industries, Inc. (administrative, management and business consulting), since 1986.	2 registered investment companies consisting of 33 portfolios	Chairman and Director, Professionally Managed Portfolios; Trustee, Allegiant Funds until 2010.

John G. Drosdick(5) – 68 Date of Birth: 8/9/43	Trustee since November 1, 2010; Chairman of the Board and Nominating Committee since June 3, 2011	Retired; Chairman, Chief Executive Officer and President, Sunoco, Inc. (manufacturer and marketer of petroleum and petrochemical products); 2000-2008	2 registered investment companies consisting of 33 portfolios	Director, United States Steel Corporation (steel producer); Director, H.J. Heinz Company (U.S.-based food company); Director, Lincoln Financial Corporation (financial services) until 2005.

Name, Address(1) Age and Date of Birth	Position Held With the Fund and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years(4)

Richard W. Furst – 73 Date of Birth: 9/13/38	Trustee Since June 1990	Consultant and Private Investor, Dean Emeritus and Garvice D. Kincaid Professor of Finance (Emeritus), Gatton College of Business and Economics, University of Kentucky, since 2003.	2 registered investment companies consisting of 33 portfolios	Director, Central Bank & Trust Co.; Director, Central Bancshares; Trustee, Allegiant Funds until 2010.

Dale C. LaPorte – 70 Date of Birth: 1/04/42	Trustee since April 2005; Chairman of the Legal Compliance Committee since May 2009

Retired; Senior Vice President and General Counsel, Invacare Corporation (manufacturer of healthcare products), December 2005-2008; Partner, 1974 - 2005 and Chairman of Executive Committee, 2000 – 2004, of Calfee, Halter & Griswold LLP (law firm).

			2 registered investment companies consisting of 33 portfolios	Director, Invacare Corporation; Trustee, Allegiant Funds until 2010.

Name, Address(1) Age and Date of Birth	Position Held With the Fund and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years(4)

L. White Matthews, III—66 Date of Birth: 10/5/45	Trustee since February 8, 2010; Chairman of the Audit Committee since June 3, 2011

Retired; Chairman and Director, Ceridian Corporation (payroll and human resources services), 2003 to 2007; Director and Chairman of the Board of Constar International Inc. (bottles and packaging manufacturer), 2009 to present; Director (2003 to present) and Chairman (since May 2011) of Imation Corp. (data storage).

			2 registered investment companies consisting of 33 portfolios	Director, Matrixx Initiatives, Inc. (pharmaceuticals); Director, PNC Funds, Inc. until 2010.

Edward D. Miller, M.D.—68 Date of Birth: 2/1/43	Trustee since February 8, 2010	Dean and Chief Executive Officer, Johns Hopkins Medicine, January 1997 to present.	2 registered investment companies consisting of 33 portfolios	Director, Care Fusion (health care devices); Director, PNC Funds, Inc. until 2010.

Stephen M. Todd - 63 Date of Birth: 4/24/48	Trustee since November 30, 2011	Retired; Global Vice Chairman – Assurance Professional Practice, Ernst & Young London, UK (accounting firm), July 2003 to June 2010.	2 registered investment companies consisting of 33 portfolios	Director, Dover Corporation (diversified multi-national manufacturing company); Trustee, Ancora Trust (registered investment company) until November 2011.

Name, Address(1) Age and Date of Birth	Position Held with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years

Kevin A. McCreadie(6) Two Hopkins Plaza, 4th Floor Baltimore, MD 21201 Date of Birth: 8/14/60 Age: 51	President since February 2010

President and Chief Executive Officer, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.), since March 2004; Chief Investment Officer of PNC Capital Advisors, LLC since 2002; Chief Investment Officer of PNC Asset Management Group since 2007; Executive Vice President of PNC Bank, N.A. since 2007; Partner of Brown Investment Advisory & Trust Company, 1999-2002.

Jeffrey P. Pruitt(6) 1900 East 9th Street, 15th Floor Cleveland, OH 44114 Date of Birth: 8/30/71 Age: 40	Chief Compliance Officer since November 2010

Head of Compliance Programs, PNC Capital Advisors, LLC since October 2010; Chief Compliance Officer, Thrivent Financial for Lutherans (“Thrivent”), February 2010 – May 2010; Director of Investment Company Compliance, Thrivent, 2004 – February 2010.

Jennifer E. Spratley(6) Two Hopkins Plaza, 4th Floor Baltimore, MD 21201 Date of Birth: 2/13/69 Age: 42	Vice President since March 2010

Managing Director and Head of Fund Administration, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.) since 2007; Treasurer, PNC Capital Advisors, Inc., September 2007 – September 2009; Unit Leader, Fund Accounting and Administration, SEI Investments Global Funds Services 2005 to 2007; Fund Accounting Director, SEI Investments Global Funds Services 1999 to 2007.

John F. Kernan(6) 1900 East 9th Street, 14th Floor Cleveland, OH 44114 Date of Birth: 9/17/65 Age: 46	Treasurer since May 2008 (formerly Assistant Treasurer from February 2005 to May 2008)

Senior Vice President and Director of Financial Fund Administration, PNC Capital Advisors, LLC (formerly Allegiant Asset Management Company), since July 2004; Senior Vice President, National City Bank, June 2004 – September 2009; Senior Director of Fund Administration, State Street Bank and Trust Company, 1998 – 2004.

Savonne L. Ferguson(6) Two Hopkins Plaza, 4th Floor Baltimore, MD 21201 Date of Birth: 10/31/73 Age: 38	Secretary since November 2010 to present (formerly Assistant Secretary from June 2010 to November 2010)

Vice President and Director of Regulatory Fund Administration, PNC Capital Advisors, LLC (formerly, PNC Capital Advisors, Inc.) since 2010; Vice President, PNC Capital Advisors, Inc. 2007-2009; Assistant Vice President, PNC Capital Advisors, Inc. 2002-2007.

Patrick Glazar(6) 103 Bellevue Parkway Wilmington, DE 19809 Date of Birth: 7/8/67 Age: 44	Assistant Treasurer since May 2008 (formerly Treasurer from February 2006 to May 2008)	Vice President and Senior Director, Accounting and Administration, BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S) Inc.) since September 2002.

Randi D. Gage(6) 301 Bellevue Parkway Wilmington, DE 19809 Date of Birth: 4/27/59 Age: 52	Assistant Secretary since February 2011

Vice President and Director, Regulatory Administration, BNY Mellon Investment Servicing (US) Inc. since March, 2011; Vice President and Senior Manager, BNY Mellon Investment Servicing (US) Inc., 2009-2011; Assistant Vice President and Manager, BNY Mellon Investment Servicing (US) Inc., 2007-2009; Managing Senior Paralegal, ING USA Annuity and Life Insurance Company, 2003-2007.

(1)         Each Trustee can be contacted by writing to PNC Funds, c/o PNC Capital Advisors, LLC, Two Hopkins Plaza, 4th Floor, Baltimore, MD 21201, Attention: Savonne L. Ferguson.

(2)         Any Trustee may resign at any time by giving written notice to the secretary of the Trust or to the Board of Trustees. Such resignation shall be effective upon receipt, unless specified to be effective at some later time.

(3)         The “Fund Complex” is comprised of two registered investment companies for which the Adviser or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes the PNC Funds (thirty portfolios) and PNC Advantage Funds (three portfolios).

(4)         Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the 1940 Act. In addition to PNC Funds, each Trustee serves as a Trustee of PNC Advantage Funds complex.

(5)         Mr. Drosdick serves as Chairman of PNC Advantage Funds complex.

(6)         Mmes. Ferguson, Gage and Spratley and Messrs. Glazar, Kernan, McCreadie and Pruitt also serve as Officers of PNC Advantage Funds in their same capacities.

The information above includes each Trustee’s principal occupation during the last five years or longer if relevant to the Trustee’s qualifications to serve on the Board.  Each Trustee possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Trustee.  The cumulative background of the Trustees, and the role each plays as a member of a board that collectively possesses the talents needed for the representation of member interests led to the conclusion that each Trustee should serve as a Trustee for the Trust.  Among others, the following attributes were specifically noted in the evaluation of the Trustees:  Ms. Berry, an attorney by training, has been an executive in various aspects of the finance and mutual fund industry for more than thirty years.  Mr. Drosdick brings experience as a senior executive of a major corporation and as a director of both commercial and financial companies.  Dr. Furst has substantial academic and professional experience in finance, including serving as an Endowed Professor of Finance and as Dean of the Gatton College of Business and Economics.  Mr. LaPorte, also a lawyer, brings to the Board years of experience counseling business entities of all kinds.  Mr. Matthews has served as the chief financial officer of two large enterprises and brings a significant depth of experience to the Board.  Dr. Miller has demonstrated leadership and management abilities evidenced in his senior executive positions.  Mr. Todd brings years of financial and accounting expertise to the Board, in addition to senior executive-level management experience.  In addition, with the exception of Mr. Todd, who joined the Board in November 2011, the Trustees’ previous experience on the Board provides a deep understanding of the issues impacting the shareholders of the Funds.

The Board has appointed an independent Trustee as Chairman of the Board.  The Board has also engaged the Adviser and Co-Administrators to manage and administer the Funds and to retain other service providers, as necessary.  All parties engaged to render services to the Funds are subject to the oversight of the Board.  The Chairman presides at meetings, oversees preparation of meeting agenda, serves as liaison to the third-party service providers and other Trustees and officers and performs such acts and duties as may be permitted by the Trust’s Agreement and Declaration of Trust, Bylaws, policies and governing law.  The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The designation of the Chairman does not impose on the Chairman any duties, obligations or liability beyond that imposed on such person as a member of the Board generally.  The Board conducts regular quarterly meetings and any such special meetings as are required, either in person or telephonically to ensure the uninterrupted oversight of the management of the Trust.  The Board regularly meets separately from the Adviser and other service providers to consider matters that are scheduled to come before the Board and to meet periodically with the Trust’s Chief Compliance Officer.  As part of its duties, the Board oversees risk relating to the Funds.  Through reports and interactions with the Adviser during and between meetings, the Board monitors various types of risk including, but not limited to, investment risk, operational risk and enterprise risk as well as the operation of the Adviser’s risk management program.  There can be no assurance that all components of risk have been identified by the Board.  The Board relies on professionals, such as the independent registered public accountants and legal counsel, to assist the Trustees in performing their oversight responsibility.  The Board has established the committees described below, and may establish ad hoc committees from time to time to assist the Board in fulfilling its oversight responsibilities.  The Board believes that its leadership structure is appropriate because it enables the Board to exercise informed and independent judgment over matters under its purview by the delegation of responsibility among committees of the Board and frequent communications with professionals retained to serve the Funds, including the Adviser, legal counsel, financial and accounting professionals and compliance personnel, all of whom enhance the Board’s oversight.

Any officers of the Trust shall be appointed by the Board, or to the extent permitted by the Board, the president, and each shall serve at the pleasure of the Board, or to the extent permitted by the Board, at the pleasure of the President, subject to the rights, if any, of an officer under any contract of employment.  Subject to the rights, if any, of an officer under any contract of employment, any officer may be removed, either with or without cause, by the Board at any regular or special meeting of the Board, or, to the extent permitted by the Board, by the President.  Any officer may resign at any time by giving written notice to the Trust.  Such resignation shall take effect upon receipt unless specified to be effective at some later time and, unless otherwise specified in such notice, the acceptance of the resignation shall not be necessary to make it effective.  Any resignation is without prejudice to the rights, if any, of the Trust under any contract to which the officer is a party.

The Trust’s Board has formed three committees: an Audit Committee, a Nominating Committee, and a Legal Compliance Committee. Each Committee is composed of the Trust’s seven Trustees: Dorothy A. Berry, John G. Drosdick, Richard W. Furst, Dale C. LaPorte, L. White Matthews, III, Edward D. Miller, MD and Stephen M. Todd.

The Audit Committee generally oversees PNC Funds’ accounting and financial reporting process.  Among its responsibilities, the Audit Committee annually determines the engagement and compensation of the PNC Funds’ Independent Registered Public Accounting Firm, reviews and approves the audit and non-audit services performed by the Independent Registered Public Accounting Firm, evaluates the adequacy of PNC Funds’ internal financial and disclosure controls, oversees the audit process and reviews with the auditors the scope and results of the audit of PNC Funds’ financial statements.  The Chairman of the Audit Committee is L. White Matthews, III and Ms. Berry and Messrs. Furst and Matthews serve as the Audit Committee Financial Experts.  The Audit Committee was established on May 22, 2003 and held five formal meetings during the last fiscal year.

The function of the Nominating Committee is to identify qualified candidates for election to the Board using a variety of means as it determines are necessary or appropriate, including recommendations of shareholders or members, as described below.  The Committee may also solicit recommendations from current and former Trustees/Directors, management or others who may be familiar with qualified candidates.  The Committee may, in its sole discretion, retain and terminate any search firm (and approve such search firm’s fees and other retention terms) to assist in the identification of candidates.  In considering candidates for Trustee/Director nominee, the Committee shall give due consideration to the overall Board balance of diversity of skills, perspectives, backgrounds and experiences.  The Nominating Committee met once during the last fiscal year.

The Nominating Committee is responsible for identifying and recommending qualified candidates for election to the Board.  The Committee shall accept and review shareholder nominations for Trustees who are not “interested persons” of the Trust as defined under Section 2(a)(19) of the 1940 Act.  The Nominating Committee will evaluate the nominees’ qualifications for Board membership and their independence from the Trust’s investment adviser and other principal service providers.  Specific qualifications will be based on the needs of the Board at the time of the nomination.  A shareholder nomination for Trustee may be submitted to the Trust by sending the nomination to the Trust’s Secretary at Two Hopkins Plaza, Baltimore, MD 21201 with the following information:

•                 Shareholder’s name, the fund name and number of fund shares owned and length of period held;

•                 Name, age and address of candidate;

•                 A detailed resume describing, among other things, the candidate’s educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

•                 Number of fund shares owned by the candidate and length of time held;

•                 A supporting statement which (i) describes the candidate’s reasons for seeking election to the Board of Trustees and (ii) documents his/her ability to satisfy the director qualifications described in the board’s policy; and

•                 A signed statement from the candidate confirming his/her willingness to serve on the Board of Trustees.

The Secretary will submit all nominations to the Committee.  The Committee shall assess shareholder nominees in the same manner it reviews its own nominations.  The Chairman of the Nominating Committee is John G. Drosdick.

The Legal Compliance Committee includes all Independent Trustees.  The Legal Compliance Committee is responsible for the confidential receipt, retention and consideration of any report of evidence of a material violation of securities laws relating to the Funds or Adviser.  The Chairman of the Legal Compliance Committee is Dale C. LaPorte.  The Legal Compliance Committee was established on May 14, 2009 and did not meet during the last fiscal year.

D.  Effective January 18, 2012, Ruairi G. O’Neill, CFA serves as a portfolio manager for PNC Balanced Allocation Fund.  The information in the table regarding Mr. O’Neill on page 93 of the SAI under “Portfolio Managers — Other Accounts Managed” is deleted and replaced with the following, which provides information about funds and accounts, other than the PNC Funds, for which Mr. O’Neill is primarily responsible for the day to day portfolio management as of December 31, 2011:

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance

Ruairi G. O’Neill, CFA Co-Portfolio Manager, Large Core/Growth Equity Investment Management Team, Balanced Allocation Management Team	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	13	$47.8	0	$0
	Other Accounts:	3,776	$3,084.1	0	$0

E.  The information regarding the dollar range of shares beneficially owned by the Portfolio Managers of PNC Balanced Allocation Fund under “Ownership of Securities” on page 98 of the SAI is deleted and replaced with the following information, which sets forth the dollar range of shares beneficially owned by the Portfolio Managers of PNC Balanced Allocation Fund as of December 31, 2011:

Balanced Allocation Fund
Andrew D. Harding	None
Edward A. Johnson, CFA	None
Michael Santelli, CFA, CPA	None
Alex L. Vallecillo, CFA	None
Gordon A. Johnson	$10,001-$50,000
Douglas Roman, CFA, CMT	None
Ruairi G. O’Neill, CFA	None
Martin C. Schulz, J.D.	$1,000-$10,000

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-SAI-0112